Other disclosures - Share-based payment schemes - Share-based payment expensed in the income statement (Details) - DKK (kr) kr in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expensed in the income statement	kr 2,149	kr 1,539	kr 1,040
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expensed in the income statement	365	265	189
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expensed in the income statement	304	kr 250	234
Amortisation period		3 years		4 years
Long-term share-based incentive programme (Management group below Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expensed in the income statement	1,271	kr 819	598
Restricted stock units to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expensed in the income statement	kr 209	kr 205	kr 19